Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 3,717	$ 5,163	$ 4,615	$ 5,567
Receivables	19,685	22,526
Inventories, net	6,866	7,008
Property, plant and equipment, net	6,447	6,865
Equipment under operating leases	1,744	1,518
Investments in unconsolidated subsidiaries and affiliates	543	605
Goodwill and intangibles	3,249	3,334
Other	4,675	4,894
TOTAL ASSETS	46,926	51,913
Liabilities and Equity:
Debt	26,123	29,594
Trade payables	5,407	5,982
Other liabilities	10,945	11,376
Total equity	4,451	4,961	5,266	4,955
TOTAL EQUITY AND LIABILITIES	46,926	51,913
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	2	7	3	5
Deposits in subsidiaries’ cash management pools	90	230
Receivables	566	658
Inventories, net	177	233
Property, plant and equipment, net	77	75
Investments in unconsolidated subsidiaries and affiliates	250	245
Investments in consolidated subsidiaries	10,072	10,877
Goodwill and intangibles	10	50
Other	254	258
TOTAL ASSETS	11,498	12,633
Liabilities and Equity:
Debt	6,338	5,622
Trade payables	238	307
Other liabilities	510	1,782
Total equity	4,412	4,922
TOTAL EQUITY AND LIABILITIES	11,498	12,633
Case New Holland Industrial Inc. [Member]
Assets:
Cash and cash equivalents	1
Receivables	948	1,034
Investments in consolidated subsidiaries	7,160	6,965
Other	163	(55)
TOTAL ASSETS	8,272	7,944
Liabilities and Equity:
Debt	5,175	5,011
Trade payables	109	18
Other liabilities	(82)	(69)
Total equity	3,070	2,984
TOTAL EQUITY AND LIABILITIES	8,272	7,944
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	38	39	50	38
Deposits in subsidiaries’ cash management pools	4,920	4,135
Receivables	4,980	5,479
Inventories, net	1,675	1,711
Property, plant and equipment, net	1,142	1,186
Investments in unconsolidated subsidiaries and affiliates	1	1
Investments in consolidated subsidiaries	1,843	2,110
Goodwill and intangibles	2,788	2,824
Other	1,820	696
TOTAL ASSETS	19,207	18,181
Liabilities and Equity:
Debt	3,441	3,275
Trade payables	1,912	2,257
Other liabilities	3,940	3,272
Total equity	9,914	9,377
TOTAL EQUITY AND LIABILITIES	19,207	18,181
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	3,676	5,117	$ 4,562	$ 5,524
Receivables	28,904	33,393
Inventories, net	5,014	5,064
Property, plant and equipment, net	5,228	5,604
Equipment under operating leases	1,744	1,518
Investments in unconsolidated subsidiaries and affiliates	292	359
Investments in consolidated subsidiaries	1,402	1,530
Goodwill and intangibles	451	460
Other	2,720	5,164
TOTAL ASSETS	49,431	58,209
Liabilities and Equity:
Debt	30,002	34,947
Trade payables	5,034	6,145
Other liabilities	6,863	7,957
Total equity	7,532	9,160
TOTAL EQUITY AND LIABILITIES	49,431	58,209
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(5,010)	(4,365)
Receivables	(15,713)	(18,038)
Investments in consolidated subsidiaries	(20,477)	(21,482)
Other	(282)	(1,169)
TOTAL ASSETS	(41,482)	(45,054)
Liabilities and Equity:
Debt	(18,833)	(19,261)
Trade payables	(1,886)	(2,745)
Other liabilities	(286)	(1,566)
Total equity	(20,477)	(21,482)
TOTAL EQUITY AND LIABILITIES	$ (41,482)	$ (45,054)